Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about inventories [line items]
Raw materials	¥ 4,378,149	¥ 2,569,136
Work in progress	690,341	574,146
Finished goods	664,040	544,833
Spare parts and consumables	190,995	200,631
Inventories	5,923,525	3,888,746
Gross carrying amount [member]
Disclosure of detailed information about inventories [line items]
Raw materials	4,391,555	2,569,136
Work in progress	795,791	696,227
Finished goods	709,990	591,485
Spare parts and consumables	249,456	260,431
Inventories	6,146,792	4,117,279
Provision for declines in the value of inventories [member]
Disclosure of detailed information about inventories [line items]
Raw materials	13,406	0
Work in progress	(105,450)	(122,081)
Finished goods	(45,950)	(46,652)
Spare parts and consumables	(58,461)	(59,800)
Inventories	¥ 223,267	¥ 228,533